Income Taxes (Details)	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 13, 2024	Oct. 15, 2023	Oct. 15, 2023	Oct. 13, 2024	Apr. 28, 2024	Apr. 30, 2023
Income Tax Disclosure [Abstract]
Effective tax rate (in percent)	(0.70%)	(0.80%)	0.00%	(0.70%)	(0.60%)	(2.60%)